RECEIVABLES AND PREPAID EXPENSES (Tables)	12 Months Ended
Dec. 31, 2013
Receivables and Prepaid Expenses [Abstract]
Schedule of Receivables and Prepaid Expenses, Current [Table Text Block]
	December 31,
	2013	2012

Government authorities	$46	$10
Prepaid expenses	18	66
Other current assets	51	7

	$115	$83